Stock-Based Compensation (Summary of Company's Restricted Share Unit Acitivity) (Details) - Restricted Share Units [member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	133,184	52,483
RSUs issued	69,523	80,701
Ending balance, Number	202,707	133,184